UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $2,473,712 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106   310972  4891800 SH       SOLE                  4891800
AMERIPRISE FINL INC            COM              03076C106    42605   670200 SH       SOLE    1              670200
BIOFUEL ENERGY CORP            COM              09064Y109    64908  6094661 SH       SOLE                  6094661
BIOFUEL ENERGY CORP            COM              09064Y109    15415  1447443 SH       SOLE    1             1447443
CF INDS HLDGS INC              COM              125269100    49970   834360 SH       SOLE                   834360
CF INDS HLDGS INC              COM              125269100     3977    66400 SH       SOLE    1               66400
COVIDIEN LTD                   WHEN ISSUED      G2552X108     5961   138300 SH       SOLE                   138300
COVIDIEN LTD                   WHEN ISSUED      G2552X108      832    19300 SH       SOLE    1               19300
EINSTEIN NOAH REST GROUP INC   COM              28257U104   168621  9983469 SH       SOLE                  9983469
EINSTEIN NOAH REST GROUP INC   COM              28257U104    16668   750000 SH       SOLE    1              750000
EMPLOYERS HOLDINGS INC         COM              292218104    51847  2441000 SH       SOLE                  2441000
EMPLOYERS HOLDINGS INC         COM              292218104     3908   184000 SH       SOLE    1              184000
FIELDSTONE INVT CORP           COM              31659U300     4355  1196467 SH       SOLE                  1196467
FIELDSTONE INVT CORP           COM              31659U300      796   218600 SH       SOLE    1              218600
FIRST DATA CORP                COM              319963104    22546   690100 SH       SOLE                   690100
FIRST DATA CORP                COM              319963104     1630    49900 SH       SOLE    1               49900
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    35890  1711510 SH       SOLE                  1711510
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     3680   175498 SH       SOLE    1              175498
GENWORTH FINL INC              COM CL A         37247D106    90269  2624100 SH       SOLE                  2624100
GENWORTH FINL INC              COM CL A         37247D106    12542   364600 SH       SOLE    1              364600
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107   316257  7924253 SH       SOLE                  7924253
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    47722  1195747 SH       SOLE    1             1195747
M D C HLDGS INC                COM              552676108   198489  4104400 SH       SOLE                  4104400
M D C HLDGS INC                COM              552676108    15746   325600 SH       SOLE    1              325600
MERCER INTL INC                NOTE 8.500%10/1  588056AG6    22398 15500000 PRN      SOLE                 15500000
MERCER INTL INC                COM              588056101     4671   457945 SH       SOLE                   457945
MI DEVS INC                    CL A SUB VTG     55304X104   172361  4730000 SH       SOLE                  4730000
MICROSOFT CORP                 COM              594918104   244943  8311600 SH       SOLE                  8311600
MICROSOFT CORP                 COM              594918104    36496  1238400 SH       SOLE    1             1238400
MICROSOFT CORP                 CALL             594918904    35641  1209400 SH CALL  SOLE                  1209400
MICROSOFT CORP                 CALL             594918904     2523    85600 SH CALL  SOLE    1               85600
SAIC INC                       COM              78390X101    50970  2820711 SH       SOLE                  2820711
SAIC INC                       COM              78390X101    18375  1016889 SH       SOLE    1             1016889
SCOTTISH RE GROUP LIMITED      SHS              G73537410    10089  2063100 SH       SOLE                  2063100
SCOTTISH RE GROUP LIMITED      SHS              G73537410      515   105400 SH       SOLE    1              105400
TERNIUM SA                     SPON ADR         880890108    45762  1510800 SH       SOLE                  1510800
TERNIUM SA                     SPON ADR         880890108     6367   210200 SH       SOLE    1              210200
URS CORP NEW                   COM              903236107    42622   877900 SH       SOLE                   877900
URS CORP NEW                   COM              903236107     5928   122100 SH       SOLE    1              122100
WALTER INDS INC                COM              93317Q105    51001  1761100 SH       SOLE                  1761100
WALTER INDS INC                COM              93317Q105     4023   138900 SH       SOLE    1              138900
WASHINGTON GROUP INTL INC      COM NEW          938862208   217148  2714012 SH       SOLE                  2714012
WASHINGTON GROUP INTL INC      COM NEW          938862208    16273   203388 SH       SOLE    1              203388